VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
VAN KAMPEN AMERICAN FRANCHISE FUND
Supplement dated April 29, 2009
to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated December 30, 2008
and to the
Class I Shares Prospectus
dated December 30, 2008

The portfolio manager changes described below become effective on or about June 15, 2009. At that time, the Prospectuses are supplemented as follows:

1) The section entitled “Investment Advisory Services — Investment Subadviser” is hereby deleted in its entirety.

2) The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio Management” are hereby deleted in their entirety and replaced with the following:

The Fund is managed by members of the Adviser’s Growth team. The Growth team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, David S. Cohen and Sam G. Chainani, each a Managing Director of the Adviser, and Alexander T. Norton, Jason C. Yeung and Armistead B. Nash, each an Executive Director of the Adviser.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Fund in June 2009. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Fund in June 2009. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in June 2009. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000 and began managing the Fund in June 2009. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in June 2009. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in June 2009.

Mr. Lynch is the lead portfolio manager of the Fund and Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the Fund.

3) The information pertaining to “Investment Subadviser” in the “For More Information” section is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMFRSPT 4/09

VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
VAN KAMPEN AMERICAN FRANCHISE FUND
Supplement dated April 29, 2009
to the
Statement of Additional Information
dated December 30, 2008

The portfolio manager changes described below become effective on or about June 15, 2009. At that time, the Statement of Additional Information is supplemented as follows:

1) Pursuant to the change in the Fund’s portfolio management team, the Subadviser will no longer provide subadvisory services to the Fund. All references in the Statement of Additional Information to American Franchise Fund’s relationship with the Subadviser no longer apply.

2) The five paragraphs in the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers — American Franchise Fund,” are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed by Portfolio Managers as of December 31, 2008:

			Pooled Investment
			Vehicles Other than
	Registered Investment		Registered Investment
	Companies		Companies		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of		Total Assets in
Portfolio Managers	Accounts	Accounts	Accounts	Accounts	Accounts		Accounts

Dennis P. Lynch	26	$10.6 billion	4	$739.6 million	4,376	(1)	$3.0 billion	(1)
David S. Cohen	26	$10.6 billion	4	$739.6 million	4,376	(1)	$3.0 billion	(1)
Sam G. Chainani	26	$10.6 billion	4	$739.6 million	4,376	(1)	$3.0 billion	(1)
Alexander T. Norton	26	$10.6 billion	4	$739.6 million	4,376	(1)	$3.0 billion	(1)
Jason C. Yeung	26	$10.6 billion	4	$739.6 million	4,376	(1)	$3.0 billion	(1)
Armistead B. Nash	26	$10.6 billion	4	$739.6 million	4,376	(1)	$3.0 billion	(1)

(1)	Includes separate accounts managed under certain “wrap fee programs.”

3) The paragraph in the section entitled “Fund Management — Securities Ownership of Portfolio Managers — American Franchise Fund,” is hereby deleted in its entirety and replaced with the following:

As of December 31, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Dennis P. Lynch — None;
David S. Cohen — None;
Sam G. Chainani — None;
Alexander T. Norton — None;
Jason C. Yeung — None;
Armistead B. Nash — None.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMFRSPTSAI 4/09